Note 8 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Servicing Liability at Amortized Cost [Table Text Block]
(Dollars in thousands)	2016	2015
Mortgage servicing rights:
Balance, beginning of year	$1,499	1,507
Originations	706	547
Amortization	(601)	(555)
Balance, end of year	1,604	1,499
Valuation reserve	0	0
Mortgage servicing rights, net	$1,604	1,499
Fair value of mortgage servicing rights	$2,952	2,590

Summary of Risk Characteristics of Loans Being Serviced [Table Text Block]
(Dollars in thousands)	Loan Principal Balance	Weighted Av erage Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term:
30 year fixed rate	$235,933	4.07%	305	1,953
15 year fixed rate	110,377	3.12	140	1,163
Adjustable rate	57	2.75	293	2

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Gross		Unamortized
	Carrying	Accumulated	Intangible
(Dollars in thousands)	Amount	Amortization	Assets
December 31, 2016
Mortgage servicing rights	$3,954	(2,350)	1,604
Core deposit intangible	574	(120)	454
Goodwill	802	0	802
Total	$5,330	(2,470)	2,860

December 31, 2015
Mortgage servicing rights	$3,739	(2,240)	1,499
Core deposit intangible	421	(28)	393
Total	$4,160	(2,268)	1,892

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
(Dollars in thousands)	Mortgage Servicing Rights	Core Deposit Intangible	Total Amortizing Intangible Assets
Year ended December 31,
2017	$440	99	539
2018	350	99	449
2019	297	99	396
2020	215	99	314
2021	162	47	209
Thereafter	140	11	151
	$1,604	454	2,058